CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - EUR (€) € in Millions		6 Months Ended			12 Months Ended
		Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid			€ (383)	€ (724)	€ (1,695)
Interest paid			(174)	(202)	(379)
Interest received			29	56	92
Dividends received from non-consolidated entities			0	1	0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[1]		709	€ 867	1,224
Seprafilm
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			313
Pharmaceuticals
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			105
Other disposals of assets [member] | Regeneron
Condensed Cash Flow Statements, Captions [Line Items]
Income taxes paid (refund), classified as investing activities		€ 400
Contingent consideration relating to divestments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			€ 167
Alnylam Pharmaceuticals, Inc | Securities quoted in an active market
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax					706
MyoKardia, Inc | Securities quoted in an active market
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax					€ 118

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For the six months ended June 30, 2019 and the year ended December 31, 2019 it includes the divestment of Sanofi’s entire equity interests in Alnylam for €706 million and MyoKardia for €118 million. Net after-tax proceeds from disposals in the six months ended June 30, 2020 mainly relate to (i) the sale of operations relating to the Seprafilm product to Baxter for €313 million; (ii) the divestment of some established prescription products for €105 million; and (iii) contingent consideration of €167 million relating to a past divestment.